ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 98.5%

Agriculture – 12.2%
Altria Group, Inc.	2,670	$136,597
British American Tobacco PLC (United Kingdom)(a)	3,477	134,699
Imperial Brands PLC (United Kingdom)(a)	8,958	185,610
Philip Morris International, Inc.	1,302	115,540
Turning Point Brands, Inc.	15,230	794,549
Universal Corp.	2,424	142,992
Vector Group Ltd.	7,674	107,052
Total Agriculture		1,617,039

Apparel – 3.4%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	3,393	454,119

Beverages – 17.8%
Anheuser-Busch InBev SA/NV (Belgium)(a)	2,118	133,116
Boston Beer Co., Inc. (The), Class A*	811	978,293
Brown-Forman Corp., Class B	2,541	175,253
Constellation Brands, Inc., Class A	1,027	234,156
Diageo PLC (United Kingdom)(a)	1,192	195,738
Duckhorn Portfolio, Inc. (The)*	15,000	251,700
Molson Coors Beverage Co., Class B*	5,340	273,141
Pernod Ricard SA (France)(a)	3,210	119,926
Total Beverages		2,361,323

Electronics – 5.6%
Turtle Beach Corp.*	27,720	739,292

Entertainment – 16.6%
Caesars Entertainment, Inc.*	3,947	345,165
DraftKings, Inc., Class A*(b)	7,261	445,317
Monarch Casino & Resort, Inc.*	3,718	225,385
Penn National Gaming, Inc.*(b)	5,544	581,233
RCI Hospitality Holdings, Inc.	3,452	219,513
Red Rock Resorts, Inc., Class A*	11,662	380,065
Total Entertainment		2,196,678

Lodging – 6.2%
Boyd Gaming Corp.*	6,363	375,163
Full House Resorts, Inc.*	53,385	454,306
Total Lodging		829,469

Pharmaceuticals – 3.2%
Compass Pathways PLC (United Kingdom)*(a)(b)	11,550	425,271

REITS – 7.3%
Gaming and Leisure Properties, Inc.	11,620	493,036
VICI Properties, Inc.	16,736	472,625
Total REITS		965,661

Retail – 20.9%
Brinker International, Inc.*	9,375	666,187
Chuy’s Holdings, Inc.*	6,671	295,659
Del Taco Restaurants, Inc.	49,279	472,093
Jack in the Box, Inc.	5,522	606,205
McDonald’s Corp.	924	207,105
Wingstop, Inc.	2,422	308,006
Yum China Holdings, Inc. (China)	3,696	218,840
Total Retail		2,774,095

Software – 5.3%
Activision Blizzard, Inc.	3,960	368,280
Take-Two Interactive Software, Inc.*	1,885	333,080
Total Software		701,360

Total Common Stocks
(Cost $10,297,893)		13,064,307

MONEY MARKET FUND – 1.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03%(c) (Cost $205,779)	205,779	$205,779

REPURCHASE AGREEMENTS – 2.6%(d)
Citibank NA, dated 03/31/21, due 04/01/21, 0.01%, total to be received $101,810, (collateralized by various U.S. Government Agency Obligations, 0.50%-6.00%, 07/01/24-02/15/50, totaling $103,646)	$101,810	101,810
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $253,278)	249,000	249,000
Total Repurchase Agreements
(Cost $350,810)		350,810
Total Investments – 102.7%
(Cost $10,854,482)		13,620,896
Liabilities in Excess of Other Assets – (2.7%)		(356,716)
Net Assets – 100.0%		$13,264,180

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,363,113; the aggregate market value of the collateral held by the fund is $1,366,033. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,015,223.
(c)	Rate shown reflects the 7-day yield as of March 31, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,064,307	$–	$–	$13,064,307
Money Market Fund	205,779	–	–	205,779
Repurchase Agreements	–	350,810	–	350,810
Total	$13,270,086	$350,810	$–	$13,620,896

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	12.2%
Apparel	3.4
Beverages	17.8
Electronics	5.6
Entertainment	16.6
Lodging	6.2
Pharmaceuticals	3.2
REITS	7.3
Retail	20.9
Software	5.3
Money Market Fund	1.6
Repurchase Agreements	2.6
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%